Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Credit Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 1,974,874	$ 1,318,255
Trade Receivables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	136,970	80,403
Trade Receivables [Member] | Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	96,005	65,526
Trade Receivables [Member] | UNITED STATES
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 40,965	$ 14,877